Revenue and Expenses	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Revenues and Expenses	Revenue and expenses
Revenues
The breakdown of Revenues for the years 2022, 2021 and 2020 is as follows:

Millions of euros	2022	2021	2020
Rendering of services	34,854	34,117	37,394
Sales	5,139	5,160	5,682
Total	39,993	39,277	43,076
Sales mainly include the sale of mobile terminals.
Other income
The breakdown of “Other income” is as follows:

Millions of euros	2022	2021	2020
Own work capitalized	783	771	873
Gain on disposal of businesses	205	11,008	67
Gain on disposal of property, plant and equipment	582	478	270
Gain on disposal of intangible assets	1	7	6
Government grants	16	13	17
Other operating income	478	396	354
Total	2,065	12,673	1,587
"Gain on disposal of businesses" in 2022 mainly includes the gain from the sale of fiber optics assets of Colombia Telecomunicaciones, amounting to 162 million euros and the gain from the establishment of the joint company for the deployment of fiber in the United Kingdom amounting to 20 million euros (see Note 10).
"Gain on disposal of businesses" in 2021 mainly included the gain from the sale of the towers division of Telxius (6,099 million euros, see Note 2), the gain generated in the constitution of the joint venture VMO2 (4,460 million euros, see Note 2), the gain from the sale of 60% of the shares of InfraCo, SpA (274 million euros, see Note 2) and the gain from the sale of Telefónica de Costa Rica (136 million euros, see Note 2).
"Gains on disposal of companies" in 2020 included the impact of the initial registration of Telefónica's joint venture with Allianz for the deployment of fiber (FTTH) in Germany (see Note 29.c).
"Gain on disposal of property, plant and equipment" includes the gains on sale and leaseback transactions, which amounted to 381 million euros, 263 million euros and 79 million euros in 2022, 2021 and 2020, respectively (Note 20).
Other expenses
The breakdown of “Other expenses” is as follows:

Millions of euros	2022	2021	2020
Leases included in "Other expenses" (1)	86	80	89
Other external services	8,731	8,604	9,617
Taxes other than income tax	834	703	902
Change in trade provisions	693	660	860
Losses on disposal of fixed assets and changes in provisions for fixed assets	124	51	416
Goodwill impairment (Note 7)	—	416	519
Other operating expenses	273	462	468
Total	10,741	10,976	12,871
(1) Following the adoption of IFRS 16 (Leases) in 2019, only included short-term leases and leases of low-value or intangible assets (see Notes 9).
"Losses on disposal of fixed assets and changes in provisions for fixed assets" in 2022 includes impairment losses of intangible assets and property, plant and equipment of Telefónica Argentina, for a total amount of 77 million euros (see Notes 6 and 8).
"Losses on disposal of fixed assets and changes in provisions for fixed assets" in 2020 includes impairment losses of intangible assets and property, plant and equipment of Telefónica Argentina, for a total amount of 375 million euros.
“Taxes other than income tax” includes the outstanding credits related to the court decisions in favor of Telefónica Brasil which recognized the right to deduct the ICMS from the calculation base of the PIS and COFINS. The impact was 73 million euros reducing "Taxes other than income tax" in 2022 (261 million euros and 75 million euros in 2021 and 2020, respectively, see note 25).
Purchases and other contractual commitments
The estimated payment schedule for purchases and other contractual commitments (non-cancelable without penalty cost) is as follows:

Millions of euros	Purchases and other contractual commitments
Less than 1 year	3,991
1 to 3 years	4,269
3 to 5 years	2,281
More than 5 years	1,744
Total	12,285

The purchases and other contractual commitments in the table above include 850 million euros corresponding to power purchase agreements (PPAs), mainly from Telefónica Spain for the period from 2023 to 2031 and Telefónica Germany from 2025 to 2035 (see Note 29.d). The Group uses these contracts to purchase energy from sustainable sources, such as wind and solar, at generally fixed prices (see Note 3.l).
Commitments for short-term leases and low value leases amounted to 33 million euros as of December 31, 2022. In addition, lease collection commitments amounted to 8 million euros as of December 31, 2022.
Headcount
The table below presents the breakdown of the Telefónica Group’s average number of employees by fully consolidated segment (see Note 4) in 2022, 2021 and 2020, together with total headcount at December 31 each year.

	2022		2021		2020
	Average	Year-end	Average	Year-end	Average	Year-end
Telefónica Spain	21,099	20,947	22,872	22,976	22,992	22,978
Telefónica United Kingdom	—	—	2,884	—	6,501	6,318
Telefónica Germany	7,029	7,099	7,375	7,056	7,770	7,701
Telefónica Brazil	34,275	34,846	33,987	34,343	33,938	33,828
Telefónica Hispam	30,232	29,994	31,806	30,717	33,872	33,506
Other companies	9,928	10,765	8,852	9,058	8,109	8,466
Total	102,563	103,651	107,776	104,150	113,182	112,797
At December 31, 2022, approximately 39% of the final headcount are women (approximately 38% at December 31, 2021).
At December 31, 2022, the number of employees with disabilities is 1,482 (1,128 employees at December 31, 2021), of which 314 employees are in Spain (267 employees in 2021).
In 2022, the average number of employees of Telefónica Tech UK & Ireland, Ltd. (acquired on July 29, 2021), Incremental (see Note 5) and BE-terna (see Note 5) amounted to 609, 330 and 954 people, respectively.

Depreciation and amortization
The breakdown of “Depreciation and amortization” on the consolidated income statement is as follows:

Millions of euros	2022	2021	2020
Property, plant and equipment (Note 8)	4,133	4,360	5,022
Intangible assets (Note 6)	2,599	2,388	2,735
Rights of use (Note 9)	2,064	1,649	1,602
Total	8,796	8,397	9,359

Earnings per share
Basic earnings per share amounts are calculated by dividing (a) the profit for the year attributable to equity holders of the parent, adjusted for the net coupon corresponding to the undated deeply subordinated securities (see Note 17.c) by (b) the weighted average number of ordinary shares outstanding during the year.
Diluted earnings per share amounts are calculated by dividing the net profit for the year attributable to ordinary equity holders of the parent, adjusted as described above, by the weighted average number of ordinary shares adjusted as described in the preceding paragraph, plus the weighted average number of ordinary shares that would be issued on the conversion of all the dilutive potential ordinary shares into ordinary shares.
Both basic and diluted earnings per share attributable to equity holders of the parent are calculated based on the following data:

Millions of euros	2022	2021	2020
Profit attributable to ordinary equity holders of the parent company	2,011	8,137	1,582
Adjustment for the coupon corresponding to perpetual subordinated obligations	(279)	(337)	(334)
Tax effect	70	84	84
Total profit attributable to ordinary equity holders of the parent for basic and diluted earnings per share	1,802	7,884	1,332

Number of shares (thousands)	2022	2021 (*)	2020 (*)
Weighted average number of ordinary shares for basic earnings per share (does not include treasury shares)	5,740,105	5,864,070	5,952,695
Telefónica, S.A. plans of rights over shares	23,096	10,098	6,590
Weighted average number of ordinary shares outstanding for diluted earnings per share (excluding treasury shares)	5,763,201	5,874,168	5,959,285
(*) Revised data.
For the purposes of calculating the earnings per share (basic and diluted) attributable to equity holders of the parent, the weighted average number of shares outstanding is retrospectively adjusted for transactions that have changed the number of shares outstanding without a corresponding change in resources, as if such transactions had occurred at the beginning of the earliest period presented. Such is the case of the bonus share issues carried out to meet the scrip dividend (see Note 17.b).
Thus, basic and diluted earnings per share attributable to equity holders of the parent are as follows:

Earnings per share (euros)	2022	2021	2020
Basic	0.31	1.34	0.22
Diluted	0.31	1.34	0.22

Revenues and Expenses	Revenue and expenses
Revenues
The breakdown of Revenues for the years 2022, 2021 and 2020 is as follows:

Millions of euros	2022	2021	2020
Rendering of services	34,854	34,117	37,394
Sales	5,139	5,160	5,682
Total	39,993	39,277	43,076
Sales mainly include the sale of mobile terminals.
Other income
The breakdown of “Other income” is as follows:

Millions of euros	2022	2021	2020
Own work capitalized	783	771	873
Gain on disposal of businesses	205	11,008	67
Gain on disposal of property, plant and equipment	582	478	270
Gain on disposal of intangible assets	1	7	6
Government grants	16	13	17
Other operating income	478	396	354
Total	2,065	12,673	1,587
"Gain on disposal of businesses" in 2022 mainly includes the gain from the sale of fiber optics assets of Colombia Telecomunicaciones, amounting to 162 million euros and the gain from the establishment of the joint company for the deployment of fiber in the United Kingdom amounting to 20 million euros (see Note 10).
"Gain on disposal of businesses" in 2021 mainly included the gain from the sale of the towers division of Telxius (6,099 million euros, see Note 2), the gain generated in the constitution of the joint venture VMO2 (4,460 million euros, see Note 2), the gain from the sale of 60% of the shares of InfraCo, SpA (274 million euros, see Note 2) and the gain from the sale of Telefónica de Costa Rica (136 million euros, see Note 2).
"Gains on disposal of companies" in 2020 included the impact of the initial registration of Telefónica's joint venture with Allianz for the deployment of fiber (FTTH) in Germany (see Note 29.c).
"Gain on disposal of property, plant and equipment" includes the gains on sale and leaseback transactions, which amounted to 381 million euros, 263 million euros and 79 million euros in 2022, 2021 and 2020, respectively (Note 20).
Other expenses
The breakdown of “Other expenses” is as follows:

Millions of euros	2022	2021	2020
Leases included in "Other expenses" (1)	86	80	89
Other external services	8,731	8,604	9,617
Taxes other than income tax	834	703	902
Change in trade provisions	693	660	860
Losses on disposal of fixed assets and changes in provisions for fixed assets	124	51	416
Goodwill impairment (Note 7)	—	416	519
Other operating expenses	273	462	468
Total	10,741	10,976	12,871
(1) Following the adoption of IFRS 16 (Leases) in 2019, only included short-term leases and leases of low-value or intangible assets (see Notes 9).
"Losses on disposal of fixed assets and changes in provisions for fixed assets" in 2022 includes impairment losses of intangible assets and property, plant and equipment of Telefónica Argentina, for a total amount of 77 million euros (see Notes 6 and 8).
"Losses on disposal of fixed assets and changes in provisions for fixed assets" in 2020 includes impairment losses of intangible assets and property, plant and equipment of Telefónica Argentina, for a total amount of 375 million euros.
“Taxes other than income tax” includes the outstanding credits related to the court decisions in favor of Telefónica Brasil which recognized the right to deduct the ICMS from the calculation base of the PIS and COFINS. The impact was 73 million euros reducing "Taxes other than income tax" in 2022 (261 million euros and 75 million euros in 2021 and 2020, respectively, see note 25).
Purchases and other contractual commitments
The estimated payment schedule for purchases and other contractual commitments (non-cancelable without penalty cost) is as follows:

Millions of euros	Purchases and other contractual commitments
Less than 1 year	3,991
1 to 3 years	4,269
3 to 5 years	2,281
More than 5 years	1,744
Total	12,285

The purchases and other contractual commitments in the table above include 850 million euros corresponding to power purchase agreements (PPAs), mainly from Telefónica Spain for the period from 2023 to 2031 and Telefónica Germany from 2025 to 2035 (see Note 29.d). The Group uses these contracts to purchase energy from sustainable sources, such as wind and solar, at generally fixed prices (see Note 3.l).
Commitments for short-term leases and low value leases amounted to 33 million euros as of December 31, 2022. In addition, lease collection commitments amounted to 8 million euros as of December 31, 2022.
Headcount
The table below presents the breakdown of the Telefónica Group’s average number of employees by fully consolidated segment (see Note 4) in 2022, 2021 and 2020, together with total headcount at December 31 each year.

	2022		2021		2020
	Average	Year-end	Average	Year-end	Average	Year-end
Telefónica Spain	21,099	20,947	22,872	22,976	22,992	22,978
Telefónica United Kingdom	—	—	2,884	—	6,501	6,318
Telefónica Germany	7,029	7,099	7,375	7,056	7,770	7,701
Telefónica Brazil	34,275	34,846	33,987	34,343	33,938	33,828
Telefónica Hispam	30,232	29,994	31,806	30,717	33,872	33,506
Other companies	9,928	10,765	8,852	9,058	8,109	8,466
Total	102,563	103,651	107,776	104,150	113,182	112,797
At December 31, 2022, approximately 39% of the final headcount are women (approximately 38% at December 31, 2021).
At December 31, 2022, the number of employees with disabilities is 1,482 (1,128 employees at December 31, 2021), of which 314 employees are in Spain (267 employees in 2021).
In 2022, the average number of employees of Telefónica Tech UK & Ireland, Ltd. (acquired on July 29, 2021), Incremental (see Note 5) and BE-terna (see Note 5) amounted to 609, 330 and 954 people, respectively.

Depreciation and amortization
The breakdown of “Depreciation and amortization” on the consolidated income statement is as follows:

Millions of euros	2022	2021	2020
Property, plant and equipment (Note 8)	4,133	4,360	5,022
Intangible assets (Note 6)	2,599	2,388	2,735
Rights of use (Note 9)	2,064	1,649	1,602
Total	8,796	8,397	9,359

Earnings per share
Basic earnings per share amounts are calculated by dividing (a) the profit for the year attributable to equity holders of the parent, adjusted for the net coupon corresponding to the undated deeply subordinated securities (see Note 17.c) by (b) the weighted average number of ordinary shares outstanding during the year.
Diluted earnings per share amounts are calculated by dividing the net profit for the year attributable to ordinary equity holders of the parent, adjusted as described above, by the weighted average number of ordinary shares adjusted as described in the preceding paragraph, plus the weighted average number of ordinary shares that would be issued on the conversion of all the dilutive potential ordinary shares into ordinary shares.
Both basic and diluted earnings per share attributable to equity holders of the parent are calculated based on the following data:

Millions of euros	2022	2021	2020
Profit attributable to ordinary equity holders of the parent company	2,011	8,137	1,582
Adjustment for the coupon corresponding to perpetual subordinated obligations	(279)	(337)	(334)
Tax effect	70	84	84
Total profit attributable to ordinary equity holders of the parent for basic and diluted earnings per share	1,802	7,884	1,332

Number of shares (thousands)	2022	2021 (*)	2020 (*)
Weighted average number of ordinary shares for basic earnings per share (does not include treasury shares)	5,740,105	5,864,070	5,952,695
Telefónica, S.A. plans of rights over shares	23,096	10,098	6,590
Weighted average number of ordinary shares outstanding for diluted earnings per share (excluding treasury shares)	5,763,201	5,874,168	5,959,285
(*) Revised data.
For the purposes of calculating the earnings per share (basic and diluted) attributable to equity holders of the parent, the weighted average number of shares outstanding is retrospectively adjusted for transactions that have changed the number of shares outstanding without a corresponding change in resources, as if such transactions had occurred at the beginning of the earliest period presented. Such is the case of the bonus share issues carried out to meet the scrip dividend (see Note 17.b).
Thus, basic and diluted earnings per share attributable to equity holders of the parent are as follows:

Earnings per share (euros)	2022	2021	2020
Basic	0.31	1.34	0.22
Diluted	0.31	1.34	0.22